Document and Entity Information	0 Months Ended
Dec. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2014
Registrant Name	SUNAMERICA SENIOR FLOATING RATE FUND INC
Central Index Key	0001059040
Amendment Flag	false
Document Creation Date	Apr. 29, 2015
Document Effective Date	Apr. 30, 2015
Prospectus Date	May 01, 2015
SunAmerica Senior Floating Rate Fund | Class A
Risk/Return:
Trading Symbol	SASFX
SunAmerica Senior Floating Rate Fund | Class C
Risk/Return:
Trading Symbol	NFRCX